Finance costs	6 Months Ended
Dec. 31, 2024
Finance costs
Finance costs

20.Finance costs

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Interest expense - lease liabilities (Note 15)	2,005	3,355
Interest expense - related parties (Note 23)	22,685	55,829
	24,690	59,184